Basis of Presentation (Tables)	6 Months Ended
Apr. 30, 2024
Basis of Presentation [Line Items]
Summary of Insurance Service Results
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Insurance revenue	$434	$390	$867	$747
Insurance service expenses	(305)	(263)	(602)	(509)
Net expenses from reinsurance contracts	(30)	(26)	(67)	(49)
Insurance service results	$99	$101	$198	$189

Summary of Insurance Investment Results
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Investment return	$(215)	$197	$1,068	$991
Insurance finance income (expense) from insurance and reinsurance contracts held	213	(212)	(1,012)	(1,092)
Movement in investment contract liabilities	27	(11)	(40)	(52)
Insurance investment results	$25	$(26)	$16	$(153)

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Underlying Items
We use the following rates for discounting fulfilment cash flows for our insurance contracts, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	April 30, 2024	October 31, 2023
1 year	5.67%	6.10%
3 years	5.22%	5.83%
5 years	5.05%	5.69%
10 years	5.18%	5.82%
20 years	5.48%	5.85%
30 years	5.32%	5.81%
Ultimate	5.00%	5.00%

Summary of the Insurance Liability by Remaining Coverage and Incurred Claims
Insurance contract liabilities by remaining coverage and incurred claims is comprised of the following:

(Canadian $ in millions)	For the six months ended April 30, 2024			For the twelve months ended October 31, 2023
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Beginning of Period:
Insurance contract liabilities	$13,114	$235	$13,349	$11,850	$267	$12,117
Insurance service results	(783)	553	(230)	(1,403)	979	(424)
Net finance expenses from insurance contracts	1,072	-	1,072	179	-	179
Total cash flows	1,474	(573)	901	2,488	(1,013)	1,475
Other changes in the net carrying amount of the insurance contract	-	(1)	(1)	-	2	2

End of Period:
Insurance contract liabilities (1)	$14,877	$214	$15,091	$13,114	$235	$13,349

(1)	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $115 million as at April 30, 2024 and $131 million as at Octobe r 31, 2023.

IAS 40 [Member]
Basis of Presentation [Line Items]
Summary of Transition Impacts
The following table shows the impact of these combined changes at November 1, 2022:

(Canadian $ in millions)	November 1, 2022 previously reported	IFRS 17 impacts	IAS 40 accounting policy change impacts	November 1, 2022 restated
Assets
Other Assets
Deferred tax assets	$1,175	$418	$(51)	$1,542
Other
Insurance-related assets	2,575	657	183	3,415
Total Assets	$3,750	$1,075	$132	$4,957

Liabilities
Other Liabilities
Deferred tax liabilities	$102	$-	$-	$102
Other
Insurance-related liabilities	11,201	2,181	-	13,382
Total Liabilities	$11,303	$2,181	$-	$13,484